Share Capital (Disclosure of Changes in Share Capital) (Details) $ in Millions		12 Months Ended
		Aug. 31, 2022 CAD ($) shares	Aug. 31, 2021 CAD ($) shares
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares		498,909,326
Stock options exercises, shares | shares	[1]	627,751	681,980
Number of shares, ending balance | shares		499,547,162	498,909,326
Beginning balance		$ 4,199
Stock option exercises		17	$ 18
Shares Repurchased			(336)
Ending balance		$ 4,217	$ 4,199
Class A Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares		22,372,064	22,372,064
Stock options exercises, shares | shares		0	0
Restricted Share Units, shares | shares		0	0
Shares Repurchased, shares | shares			0
Number of shares, ending balance | shares		22,372,064	22,372,064
Beginning balance		$ 2	$ 2
Stock option exercises		0	0
Restricted Share Units		0	0
Shares Repurchased			0
Ending balance		$ 2	$ 2
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, beginning balance | shares		476,537,262	490,632,833
Stock options exercises, shares | shares		627,751	681,980
Restricted Share Units, shares | shares		10,085	6,423
Shares Repurchased, shares | shares			(14,783,974)
Number of shares, ending balance | shares		477,175,098	476,537,262
Beginning balance		$ 4,197	$ 4,307
Stock option exercises		18	19
Restricted Share Units		0	0
Shares Repurchased			(129)
Ending balance		$ 4,215	$ 4,197

[1]	The weighted average Class B Share price for the options exercised for the year ended August 31, 2022 was $37.35 (2021 – $33.67).